Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 798,161	$ 1,468,465	$ 3,122,134
Prepaid expenses	43,580	178,158	63,853
Other current assets	2,920	2,466	306
TOTAL CURRENT ASSETS	844,661	1,649,089	3,186,293
Property and equipment, net	268,138	298,958	301,308
Right of use asset, net	162,039	200,124	270,950
Security deposit	100,000	100,000	100,000
TOTAL NON-CURRENT ASSETS	530,177	599,082	672,258
TOTAL ASSETS	1,374,838	2,248,171	3,858,551
CURRENT LIABILITIES
Accounts payable	692,772	169,284	367,019
Accrued expenses	678,797	499,948	202,160
Short-term lease liability	134,914	125,500	92,214
PPP note payable		368,780
Convertible notes payable	4,855,260	2,133,453
TOTAL CURRENT LIABILITIES	6,361,743	3,296,965	661,393
LONG-TERM LIABILITIES
Long-term lease liability	113,909	184,355	178,736
Bonus payable		42,000	140,000
TOTAL LIABILITIES	6,475,652	3,523,320	980,129
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding
Common Stock, $0.001 par value, 50,000,000 shares authorized, 6,302,050 shares and 5,956,754 shares issued and outstanding as of March 31, 2021 and 2020, respectively	6,328	6,302	5,957
Additional paid-in capital	20,056,716	14,665,559	10,517,505
Accumulated deficit	(25,163,858)	(15,947,010)	(8,569,034)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(5,100,814)	(1,275,149)	2,878,422
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	1,374,838	2,248,171	3,858,551
Common stock issuable			923,994
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 1,374,838	$ 2,248,171	$ 3,858,551